TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE	11. TRADE ACCOUNTS RECEIVABLE Trade accounts receivable are presented net of provisions for doubtful accounts. As of December 31, 2013 and 2012, there was no provision for doubtful accounts.